Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

Note 15: - Leases

Leases

The Company has lease agreements with respect to the following items:

1.	Office and storage spaces:

On November 2016, the Company entered into a lease agreement for office space and a laboratory facility in Rehovot, Israel for an initial period of ten years (which includes a three-year extension through November 2026). In March 2023, the lease agreement was amended and the lease period was extended for an additional eight years through January 2032.

On March 7, 2023, the Company's U.S. subsidiary Kamada Plasma LLC entered into a lease agreement for a 12,000 square feet premises in Uvalde, Houston, Texas to be used as a plasma collection center. The lease is in effect for an initial period of ten years commencing February 2024, and includes an option to extend the lease for two consecutive periods of five years each.

2.	Vehicles:

The Company leases vehicles for the use of certain of its employees. The lease term is mainly for three-year periods from several leasing entities.

3.	Office equipment (i.e. printing and photocopying machines):

The Company leases office equipment (i.e., printing and photocopying machines), each for a five-year period.

Right-of-use assets composition and changes in lease liabilities

	Right-of-use-assets
	Rented Offices(3)	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities (1)(2)
	U.S Dollars in thousands
As of January 1, 2023	$1,732	$829	$7	$2,568	$3,193
Additions to right-of-use assets	5,131	1,415	-	6,546	6,682
Termination lease		(109)	-	(109)	(107)
Depreciation expense	(500)	(738)	(6)	(1,244)	-
Exchange rate differences	-	-	-	-	(96)
Repayment of lease liabilities	-	-	-	-	(850)
As of December 31, 2023	$6,363	$1,397	$1	$7,761	$8,822

(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 3.06%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.

(2)	The balance does not include current maturities of lease of $134 thousand that were classified to other accounts receivables due to expected lease incentive.

(3)	Out of the Depreciation expense $20 thousand was capitalized to the Leasehold Improvements.

During 2023, the Company recognized $367 thousand as interest expenses on lease liabilities.

During 2023, the total cash outflow for leases was $850 thousand.

	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2022	$2,165	$913	$15	$3,093	$4,314
Additions to right -of -use assets	-	551	-	551	551
Lease termination	-	(52)	-	(52)	(59)
Depreciation expense	(433)	(583)	(8)	(1,024)
Exchange rate differences	-	-	-	-	(448)
Repayment of lease liabilities	-	-	-	-	(1,164)
As of December 31, 2022	$1,732	$829	$7	$2,568	$3,193

(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.94%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.

During 2022, the Company recognized $148 thousand as interest expenses on lease liabilities.

During 2022, the total cash outflow for leases was $1,164 thousand.

Maturity analysis of the Company’s lease liabilities (including interest):

As of December 31, 2023:

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$2,918	$3,045	$1,689	$2,009	$6,759	$16,420

As of December 31, 2022:

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,119	$907	$732	$683	$-	$3,441

Lease extension

The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises judgement in deciding whether it is reasonably certain that the extension options will be exercised.

The lease agreement entered into by Kamada Plasma LLC for the premises in Uvalde, Texas to be used as a plasma collection center is in effect for an initial period of ten years and Kamada Plasma LLC has the option to extend the lease for two consecutive periods of five years each, upon six months prior written notice. The Company has reasonable certainty that the extension option will be exercised in order to avoid a significant adverse impact to its operating activities.